ACQUISITION OF BUSINESS	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF BUSINESS	ACQUISITION OF BUSINESS
On May 25, 2022, the Company acquired American National. American National offers a broad portfolio of insurance products, including individual and group life insurance, annuities, health insurance, and property and casualty insurance. Under the terms of the Merger Agreement, the Company acquired 100% of all American National issued and outstanding shares in exchange for $190 per share, which is equivalent to $5.1 billion. The consideration was all cash. The Company acquired all assets and assumed all liabilities of American National as of the closing date, and consolidates the business for financial statement purposes. The acquired business contributed revenues of $223 million and net profit of $16 million to the Company for the period from May 25 to June 30, 2022.
As part of re-assessing the final valuations of certain assets, such as intangible assets and goodwill, and certain liabilities, the Company recognized measurement period adjustments to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Measurement period adjustments consist primarily with a decrease of $37 million to property and equipment, a decrease of $16 million to value of business acquired, an increase of $19 million to goodwill, a decrease of $29 million to future policy benefits, and a decrease of $5 million to other liabilities. The valuation has been finalized in the second quarter of 2023. The updated fair value of assets acquired and liabilities as of June 30, 2023 assumed are as follows:

Assets acquired
Cash and cash equivalents	$1,021
Investments	22,519
Accrued investment income	101
Reinsurance recoverables	45
Premiums due and other receivables	437
Deferred tax assets	374
Property and equipment	138
Prepaid pension	149
Equity accounted investment	1,402
Deferred acquisition costs and value of business acquired	555
Reinsurance assets	410
Investment properties	541
Other assets	198
Separate account assets	1,123
Total assets acquired	29,013
Liabilities assumed
Future policy benefits	5,304
Policyholders' account balances	13,880
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	324
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities assumed	24,017
Less: Non-controlling interest	(10)
Net assets acquired	4,986
Goodwill	$121